Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cost	$ 568,808	$ 568,808
Accumulated Depreciation	(557,136)	(506,686)
Net Book Value	11,672	62,122
Vehicle [Member]
Cost	27,543	27,543
Accumulated Depreciation	(27,543)	(15,855)
Net Book Value	0	11,688
Mining Equipment [Member]
Cost	49,430	49,430
Accumulated Depreciation	(39,546)	(22,764)
Net Book Value	9,884	26,666
Office Equipment [Member]
Cost	49,600	49,600
Accumulated Depreciation	(48,449)	(44,640)
Net Book Value	1,151	4,960
Furniture and Fixtures [Member]
Cost	1,906	1,906
Accumulated Depreciation	(1,270)	(733)
Net Book Value	636	1,173
Building [Member]
Cost	440,329	440,329
Accumulated Depreciation	(440,329)	(422,694)
Net Book Value	$ 0	$ 17,635